Debt instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instruments
Financial assets	$ 432,061	$ 472,116
Amount due for settlement within 12 months	10,135	5,765
Amount due for settlement after 12 months		149,015
Total debt instruments	10,135	154,780
Secured Reinstated Senior Notes | Financial assets at amortized cost
Debt Instruments
Financial assets		995
Accrued Coupon Interest - Financial Assets		40
Financial liabilities at amortized cost | Commercial Paper
Debt Instruments
Financial liabilities	$ 10,135
Financial liabilities at amortized cost | Secured Reinstated Senior Notes
Debt Instruments
Financial liabilities		150,010
Accrued coupon interest		$ 5,805